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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                            Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Fund

 Schedule of Investments 3/28/2013

 Shares

 Value

 COMMON STOCKS - 100.0%

 Energy - 11.1%

 Oil & Gas Drilling - 0.9%

 622,048

 Ensco Plc

 $

 37,322,880

 150,182

 Helmerich & Payne, Inc.

 9,116,047

 $

 46,438,927

 Oil & Gas Equipment & Services - 1.9%

 139,400

 Cameron International Corp. *

 $

 9,088,880

 177,000

 FMC Technologies, Inc. *

 9,627,030

 391,400

 Halliburton Co.

 15,816,474

 334,100

 National Oilwell Varco, Inc.

 23,637,575

 496,196

 Schlumberger, Ltd.

 37,160,118

 $

 95,330,077

 Integrated Oil & Gas - 2.9%

 690,810

 Chevron Corp.

 $

 82,082,044

 608,600

 Exxon Mobil Corp.

 54,840,946

 107,500

 Occidental Petroleum Corp.

 8,424,775

 $

 145,347,765

 Oil & Gas Exploration & Production - 3.9%

 503,964

 Apache Corp.

 $

 38,885,862

 793,500

 Cabot Oil & Gas Corp.

 53,648,535

 531,069

 ConocoPhillips

 31,917,247

 1,134,009

 Marathon Oil Corp.

 38,238,783

 882,841

 Southwestern Energy Co. *

 32,894,656

 $

 195,585,083

 Oil & Gas Refining & Marketing - 1.5%

 471,804

 Marathon Petroleum Corp.

 $

 42,273,638

 460,384

 Phillips 66

 32,213,068

 $

 74,486,706

 Total Energy

 $

 557,188,558

 Materials - 2.5%

 Fertilizers & Agricultural Chemicals - 0.5%

 404,500

 The Mosaic Co.

 $

 24,112,245

 Industrial Gases - 0.9%

 420,615

 Airgas, Inc.

 $

 41,708,183

 Specialty Chemicals - 0.9%

 576,011

 Ecolab, Inc.

 $

 46,184,562

 Paper Products - 0.2%

 236,600

 International Paper Co.

 $

 11,020,828

 Total Materials

 $

 123,025,818

 Capital Goods - 9.0%

 Aerospace & Defense - 1.8%

 174,000

 Raytheon Co.

 $

 10,229,460

 857,476

 United Technologies Corp.

 80,113,983

 $

 90,343,443

 Construction & Engineering - 0.6%

 863,800

 KBR, Inc.

 $

 27,710,704

 Electrical Components & Equipment - 0.3%

 172,955

 Rockwell Automation, Inc.

 $

 14,934,664

 Industrial Conglomerates - 2.7%

 699,562

 3M Co.

 $

 74,370,436

 2,642,305

 General Electric Co.

 61,090,092

 $

 135,460,528

 Construction & Farm Machinery & Heavy Trucks - 2.0%

 340,400

 Cummins, Inc.

 $

 39,421,724

 328,000

 Joy Global, Inc.

 19,522,560

 814,490

 PACCAR, Inc.

 41,180,614

 $

 100,124,898

 Industrial Machinery - 1.6%

 895,100

 Ingersoll-Rand Plc

 $

 49,239,451

 402,800

 SPX Corp.

 31,805,088

 $

 81,044,539

 Total Capital Goods

 $

 449,618,776

 Transportation - 2.2%

 Air Freight & Logistics - 0.5%

 273,100

 United Parcel Service, Inc. (Class B)

 $

 23,459,290

 Railroads - 1.7%

 598,409

 Norfolk Southern Corp.

 $

 46,125,366

 298,200

 Union Pacific Corp.

 42,466,662

 $

 88,592,028

 Total Transportation

 $

 112,051,318

 Automobiles & Components - 2.1%

 Auto Parts & Equipment - 1.0%

 265,063

 BorgWarner, Inc. *

 $

 20,499,972

 860,683

 Johnson Controls, Inc.

 30,184,153

 $

 50,684,125

 Automobile Manufacturers - 1.1%

 3,974,340

 Ford Motor Co.

 $

 52,262,571

 Total Automobiles & Components

 $

 102,946,696

 Consumer Durables & Apparel - 0.5%

 Apparel, Accessories & Luxury Goods - 0.5%

 530,226

 Coach, Inc.

 $

 26,505,998

 Total Consumer Durables & Apparel

 $

 26,505,998

 Consumer Services - 1.6%

 Hotels, Resorts & Cruise Lines - 0.2%

 217,300

 Marriott International, Inc.

 $

 9,176,579

 Restaurants - 1.4%

 437,100

 McDonald's Corp.

 $

 43,574,499

 509,300

 Starbucks Corp.

 29,009,728

 $

 72,584,227

 Total Consumer Services

 $

 81,760,806

 Media - 4.1%

 Cable & Satellite - 0.3%

 370,800

 Comcast Corp.

 $

 15,577,308

 Movies & Entertainment - 1.6%

 1,136,700

 The Walt Disney Co.

 $

 64,564,560

 287,500

 Time Warner, Inc.

 16,565,750

 $

 81,130,310

 Publishing - 2.2%

 2,838,431

 John Wiley & Sons, Inc. (Class A) +

 $

 110,585,272

 Total Media

 $

 207,292,890

 Retailing - 4.5%

 Department Stores - 1.2%

 794,500

 Macy's, Inc.

 $

 33,241,880

 475,247

 Nordstrom, Inc.

 26,247,892

 $

 59,489,772

 General Merchandise Stores - 1.1%

 839,441

 Target Corp.

 $

 57,459,736

 Apparel Retail - 1.5%

 566,300

 Ross Stores, Inc.

 $

 34,329,106

 896,900

 TJX Companies, Inc.

 41,930,075

 $

 76,259,181

 Home Improvement Retail - 0.7%

 394,104

 Lowe's Companies, Inc.

 $

 14,944,424

 267,600

 The Home Depot, Inc.

 18,673,128

 $

 33,617,552

 Total Retailing

 $

 226,826,241

 Food & Staples Retailing - 2.7%

 Drug Retail - 2.3%

 744,800

 CVS Caremark Corp.

 $

 40,956,552

 1,598,871

 Walgreen Co.

 76,234,169

 $

 117,190,721

 Hypermarkets & Super Centers - 0.4%

 235,700

 Wal-Mart Stores, Inc.

 $

 17,637,431

 Total Food & Staples Retailing

 $

 134,828,152

 Food, Beverage & Tobacco - 7.6%

 Soft Drinks - 1.0%

 357,000

 Coca-Cola Enterprises, Inc.

 $

 13,180,440

 407,500

 Dr. Pepper Snapple Group, Inc.

 19,132,125

 233,100

 PepsiCo, Inc.

 18,440,541

 $

 50,753,106

 Packaged Foods & Meats - 6.6%

 534,912

 Campbell Soup Co.

 $

 24,263,608

 766,758

 General Mills, Inc.

 37,808,837

 1,178,446

 HJ Heinz Co.

 85,166,292

 410,596

 Kraft Foods Group, Inc.

 21,158,012

 1,231,888

 Mondelez International, Inc.

 37,708,092

 1,421,599

 The Hershey Co.

 124,432,564

 $

 330,537,405

 Total Food, Beverage & Tobacco

 $

 381,290,511

 Household & Personal Products - 3.0%

 Household Products - 3.0%

 889,837

 Colgate-Palmolive Co.

 $

 105,027,461

 237,251

 The Clorox Co.

 21,003,831

 311,900

 The Procter & Gamble Co.

 24,035,014

 $

 150,066,306

 Total Household & Personal Products

 $

 150,066,306

 Health Care Equipment & Services - 6.7%

 Health Care Equipment - 5.3%

 1,179,749

 Abbott Laboratories

 $

 41,668,735

 450,281

 Baxter International, Inc.

 32,708,412

 499,915

 Becton Dickinson and Co.

 47,796,873

 695,480

 Covidien Plc

 47,181,363

 704,441

 CR Bard, Inc.

 70,993,564

 1,914,689

 Smith & Nephew Plc

 22,101,752

 $

 262,450,699

 Health Care Distributors - 0.3%

 392,644

 Cardinal Health, Inc.

 $

 16,341,843

 Health Care Services - 0.6%

 174,800

 DaVita HealthCare Partners, Inc. *

 $

 20,729,532

 189,490

 Express Scripts Holding Co. *

 10,924,098

 $

 31,653,630

 Managed Health Care - 0.5%

 476,200

 Aetna, Inc.

 $

 24,343,344

 Total Health Care Equipment & Services

 $

 334,789,516

 Pharmaceuticals, Biotechnology & Life Sciences - 8.8%

 Biotechnology - 3.0%

 490,070

 Amgen, Inc.

 $

 50,237,076

 335,600

 Celgene Corp. *

 38,899,396

 445,000

 Gilead Sciences, Inc. *

 21,773,850

 683,500

 Vertex Pharmaceuticals, Inc. *

 37,578,830

 $

 148,489,152

 Pharmaceuticals - 5.2%

 1,179,749

 AbbVie, Inc.

 $

 48,110,164

 382,724

 Eli Lilly & Co.

 21,734,896

 1,055,000

 Johnson & Johnson

 86,014,150

 576,827

 Merck & Co., Inc.

 25,513,058

 2,791,153

 Pfizer, Inc.

 80,552,676

 48,100

 Zoetis, Inc.

 1,606,540

 $

 263,531,484

 Life Sciences Tools & Services - 0.6%

 200,800

 Agilent Technologies, Inc.

 $

 8,427,576

 286,400

 Thermo Fisher Scientific, Inc.

 21,906,736

 $

 30,334,312

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 442,354,948

 Banks - 5.2%

 Diversified Banks - 3.6%

 256,200

 Canadian Imperial Bank of Commerce

 $

 20,081,664

 1,721,852

 US Bancorp

 58,422,438

 2,695,369

 Wells Fargo & Co.

 99,701,699

 $

 178,205,801

 Regional Banks - 1.6%

 1,230,080

 PNC Financial Services Group, Inc.

 $

 81,800,320

 Total Banks

 $

 260,006,121

 Diversified Financials - 6.6%

 Other Diversified Financial Services - 2.7%

 2,380,500

 Bank of America Corp.

 $

 28,994,490

 1,444,200

 Citigroup, Inc.

 63,891,408

 897,800

 JPMorgan Chase & Co.

 42,609,588

 $

 135,495,486

 Consumer Finance - 1.3%

 431,657

 American Express Co.

 $

 29,119,581

 774,900

 Discover Financial Services

 34,746,516

 $

 63,866,097

 Asset Management & Custody Banks - 2.2%

 259,876

 Franklin Resources, Inc.

 $

 39,191,900

 748,309

 Invesco, Ltd.

 21,671,029

 676,475

 T. Rowe Price Group, Inc.

 50,647,683

 $

 111,510,612

 Investment Banking & Brokerage - 0.4%

 122,900

 The Goldman Sachs Group, Inc.

 $

 18,084,735

 Total Diversified Financials

 $

 328,956,930

 Insurance - 3.2%

 Life & Health Insurance - 0.7%

 661,200

 Aflac, Inc.

 $

 34,395,624

 Property & Casualty Insurance - 2.5%

 999,120

 The Chubb Corp.

 $

 87,452,974

 469,297

 The Travelers Companies, Inc.

 39,510,114

 $

 126,963,088

 Total Insurance

 $

 161,358,712

 Software & Services - 10.3%

 Internet Software & Services - 1.8%

 604,700

 eBay, Inc. *

 $

 32,786,834

 736,560

 Facebook, Inc. *

 18,841,205

 51,600

 Google, Inc. *

 40,971,948

 $

 92,599,987

 IT Consulting & Other Services - 1.2%

 287,077

 International Business Machines Corp.

 $

 61,233,524

 Data Processing & Outsourced Services - 3.0%

 824,179

 Automatic Data Processing, Inc.

 $

 53,588,119

 354,074

 DST Systems, Inc.

 25,234,854

 325,546

 Fiserv, Inc. *

 28,592,705

 36,800

 Mastercard, Inc.

 19,913,584

 130,000

 Visa, Inc.

 22,079,200

 $

 149,408,462

 Application Software - 1.0%

 811,615

 Adobe Systems, Inc. *

 $

 35,313,369

 615,699

 Nuance Communications, Inc. *

 12,424,806

 $

 47,738,175

 Systems Software - 3.3%

 3,024,794

 Microsoft Corp.

 $

 86,539,356

 1,377,648

 Oracle Corp.

 44,553,136

 1,329,300

 Symantec Corp.

 32,807,124

 $

 163,899,616

 Total Software & Services

 $

 514,879,764

 Technology Hardware & Equipment - 3.7%

 Communications Equipment - 1.3%

 1,605,774

 Cisco Systems, Inc.

 $

 33,576,734

 131,200

 F5 Networks, Inc. *

 11,687,296

 297,421

 Motorola Solutions, Inc.

 19,043,867

 1,932

 Palo Alto Networks, Inc. *

 109,351

 $

 64,417,248

 Computer Hardware - 1.9%

 214,011

 Apple, Inc.

 $

 94,727,689

 Computer Storage & Peripherals - 0.5%

 763,000

 EMC Corp. *

 $

 18,228,070

 169,100

 SanDisk Corp. *

 9,300,500

 $

 27,528,570

 Total Technology Hardware & Equipment

 $

 186,673,507

 Semiconductors & Semiconductor Equipment - 3.2%

 Semiconductor Equipment - 0.4%

 274,845

 ASML Holding NV (A.D.R.)

 $

 18,692,208

 Semiconductors - 2.8%

 342,046

 Altera Corp.

 $

 12,132,372

 1,329,525

 Analog Devices, Inc.

 61,809,617

 821,542

 Intel Corp.

 17,950,693

 398,917

 Maxim Integrated Products, Inc.

 13,024,640

 927,800

 Xilinx, Inc.

 35,414,126

 $

 140,331,448

 Total Semiconductors & Semiconductor Equipment

 $

 159,023,656

 Telecommunication Services - 0.9%

 Integrated Telecommunication Services - 0.9%

 224,300

 AT&T, Inc.

 $

 8,229,567

 802,591

 Verizon Communications, Inc.

 39,447,348

 $

 47,676,915

 Total Telecommunication Services

 $

 47,676,915

 Utilities - 0.5%

 Electric Utilities - 0.5%

 476,200

 American Electric Power Co., Inc.

 $

 23,157,606

 Total Utilities

 $

 23,157,606

 TOTAL COMMON STOCKS

 (Cost $3,046,976,948)

 $

 5,012,279,745

 TOTAL INVESTMENT IN SECURITIES - 100.0%

 (Cost $3,046,976,948) (a)

 $

 5,012,279,745

 OTHER ASSETS & LIABILITIES - 0.0%

 $

 (999,731)

 TOTAL NET ASSETS - 100.0%

 $

 5,011,280,014

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 +

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.  See Notes to Financial Statements - Note 6.

 (a)

 At March 28, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $3,051,709,679 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 1,979,053,026

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (18,482,960)

 Net unrealized gain

 $

 1,960,570,066

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 28, 2013, in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
5,012,279,745

$
-

$
-

$
5,012,279,745

 Total

$
5,012,279,745

$
-

$
-

$
5,012,279,745

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 30, 2013

* Print the name and title of each signing officer under his or her signature.